Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policy [Abstract]
Basis of presentation
A.	Basis of presentation
The consolidated financial statements have been prepared in accordance accounting principles generally accepted in the United States of America (“US GAAP”).
Use of estimates in preparation of consolidated financial statements
B.	Use of estimates in preparation of consolidated financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to fair value of financial instruments and share based compensation. The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Functional currency
C.	Functional currency

The functional currency of the Company and its subsidiaries, all of which are primarily direct and integral component of the Company’s operation, is the U.S. dollar (“$” or “dollar”), as the dollar is primary currency of the economic environment in which the Company and its subsidiaries have operated and expects to continue to operate in foreseeable future.

In accordance with ASC 830, “Foreign Currency Matters”, balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the consolidated statement of operations and comprehensive loss, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions are presented within financing income or expenses.

Principles of Consolidation
D.	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents
E.	Cash and cash equivalents

Cash and cash equivalents include highly liquid investments, including short-term bank deposits (with original maturity dates of up to three months from date of deposit) that are not restricted as to withdrawal or use.

Short-term deposits
F.	Short-term deposits

Short-term deposits in banking institutions for periods in excess of three months following the date of deposit. The deposits are presented in accordance with the terms of their deposit.

Restricted deposits
G.	Restricted deposits

Restricted deposits consist of deposits held in restricted deposit bank accounts including deposits held as collateral for guarantees to third parties, classified as current or non-current based on expected timing of the disbursement.

Property and equipment
H.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the consolidated statements of operations and comprehensive loss.

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. To date, the Company has not incurred any impairment losses.

The lives used in computing straight-line depreciation for financial reporting purposes are as follows:

%
Computers and peripherals and equipment	33
Office furniture and equipment	7 - 15
Leasehold improvements	The shorter of the lease term and the useful life

Research and Development
I.	Research and Development
Research and development costs are expensed as incurred.
Fair Value Measurements
J.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the ASC 820, “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy. The valuation of certain financial instruments classified under fair value through profit or loss category falls under this category.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

As of the reported periods, the fair values of the Company’s cash, cash equivalents, short-term bank deposits, current and non-current restricted deposits, other current assets, trade payables and other current liabilities approximated the carrying values of these instruments presented in the Company’s consolidated balance sheets because of their nature.

Concentrations of credit risk
K.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents as well as certain other current assets that do not amount to a significant amount. Cash and cash equivalents, which are primarily held in dollar and New Israeli Shekels (NIS), are deposited with major bank in Israel. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company does not have any significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Leases
L.	Leases

The Company entered into non-cancelable lease agreements for offices for use in its operations, which are classified as operating leases (see below).

The Company applies ASC 842, “Leases” under which the Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (i) whether the contract involves the use of an identified asset, (ii) whether the Company obtains the right to substantially all of the economic benefits from the use of the asset throughout the period of use, and (iii) whether the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (i) the lease transfers ownership of the asset by the end of the lease term, (ii) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (iii) the lease term is for a major part of the remaining useful life of the asset, (iv) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all the Company’s lease contracts for premises do not meet any of the criteria above, the Company concluded that all its lease contracts should be classified as operating leases.

Right of Use (“ROU”) assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained. The Company uses the long-lived assets impairment guidance in ASC 360-10, “Property, Plant, and Equipment - Overall”, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Commitment and contingencies
M.	Commitment and contingencies

The Company accounts for its contingent liabilities in accordance with ASC 450, Contingencies under which a provision is recorded when it is both probable that liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Employee benefit plans
N.	Employee benefit plans

The Company’s liability for severance pay to its Israeli employees is subject to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which all of the Company’s employees are entitled to monthly deposits by the Company, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheets as the severance pay risks have been irrevocably transferred to the severance funds. All deposits required through December 31, 2023 have been made.

Deferred income taxes
O.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. Accordingly, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the enacted tax rates expected to be in effect when these differences reverse. Valuation allowance in respect of deferred tax assets is provided for, if necessary, to reduce deferred tax assets is amounts more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its consolidated financial statements during the reported periods and did not recognize any liability with respect to an unrecognized tax position in its balance sheets.

Taxes which would apply in the event of disposal of investment in foreign subsidiaries have not been considered in computing the deferred taxes, since the intention of the Company is to hold and not to realize the investment.

Stock-based compensation
P.	Stock-based compensation

The Company’s employees’ and directors’ share-based payment awards are classified as equity awards. The Company accounts for these awards using the grant-date fair value method. For employees, the fair value of share-based payment transactions is recognized as an expense over the requisite service period for each separately vesting tranche of the award as if the award is, in-substance, multiple awards. Forfeitures are recognized as they occur.

For nonemployees, compensation costs are recognized in the same period and in the same manner the Company would if it had paid cash for those goods or services.

Basic and diluted net loss per share
Q.	Basic and diluted net loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares, pre-funded warrants to purchase ordinary shares for an exercise price of $0.0001 which are exercisable immediately and fully vested RSUs outstanding during the period.

Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the year using the treasury stock method with respect to options and non-vested RSUs granted under employee stock compensation plan and certain warrants granted through its Initial Public Offering (IPO) and using the if-converted method with respect to certain warrants granted through registered direct offering and accounted for as derivative liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of share options or warrants.

During the reported periods, all outstanding share options, warrants and non-vested RSUs have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

Share capital
R.	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of the shares are recognized as a deduction from equity.
Recently adopted accounting pronouncements
S.	Recently adopted accounting pronouncements
1.	In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments” to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The guidance is effective for the Company for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The Company adopted this guidance on January 1, 2023, and there was no material impact on the Company’s consolidated balance sheet and the consolidated statements of operations and comprehensive loss upon adoption.
2.	In August 2020, the FASB issued ASU 2020-06 “Debt- Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging- Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. Furthermore, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share. ASU 2020-06 is effective for the Company for annual periods beginning after December 15, 2023, and interim periods within those fiscal years. The Company plan to adopt this guidance on January 1, 2024, and there was no material impact on the Company’s consolidated balance sheet and the consolidated statements of operations and comprehensive loss upon adoption.

Recently issued accounting pronouncements, not yet adopted
T.	Recently issued accounting pronouncements, not yet adopted

As an emerging growth company, the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

1.	In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” which improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain amendments to improve income tax disclosures effectiveness. The guidance is effective for the Company’s annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the potential effect that the updated standard will have on the consolidated financial statement disclosures.
2.	In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures” which expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. Public entities with a single reportable segment are required to provide the new disclosures and all the disclosures required under ASC 280. The guidance is effective for the Company’s annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements and related disclosures.